Fair Value Measurements - Schedule of Interest Income from the Trust Account (Details) - Mountain Lake Acquisition Corp. - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Fair Value Measurements [Line Items]
Held To Maturity	U.S. Treasury Securities(Matured on January 8, 2026)	U.S. Treasury Securities(Matured on June 12, 2025)
Amortized Cost	$ 241,229,451	$ 231,643,260	$ 243,343,813
Gross Holding Gain	58,588		14,776
Fair Value	$ 241,288,039	231,514,265	$ 243,358,589
Gross Holding Loss		$ (128,995)